Cover	Mar. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-34917
Entity Registrant Name	ABERDEEN STANDARD PRECIOUS METALS BASKET ETF TRUST
Entity Central Index Key	0001483386
Entity Tax Identification Number	27-2780046
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	c/o abrdn ETFs Sponsor LLC
Entity Address, Address Line Two	712 Fifth Avenue
Entity Address, Address Line Three	49th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(844)
Local Phone Number	383-7289
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Aberdeen Standard Physical Precious Metals Basket Shares ETF
Trading Symbol	GLTR
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false